ACCOUNTS RECEIVABLE, NET- Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
Accounts receivables, written off	$ 0	$ 0